Derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about hedges [Abstract]
Details of derivative assets and derivative liabilities
(1)	Derivative assets and derivative liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2017
		Assets		Liabilities
	Nominal amount	For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Futures	75,845	—	—	—	—	—
Swaps	130,197,378	59,272	223,935	—	12,103	253,972
Purchase options	630,000	—	12,346	—	—	—
Written options	795,000	—	—	—	—	12,869
Currency:
Futures	318,217	—	—	—	—	—
Forwards	72,526,956	—	1,314,368	—	—	1,375,799
Swaps	48,176,306	—	1,352,924	55,651	—	1,347,905
Purchase options	2,291,154	—	64,267	—	—	—
Written options	4,038,237	—	—	—	—	58,687
Equity:
Futures	91,436	—	—	—	—	—
Swaps	15,000	—	103	—	—	10
Purchase options	5,060,706	—	146,775	—	—	—
Written options	4,504,290	—	—	—	—	99,770
Others:
Futures	—	—	—	—	—	—
Swaps	7,805	—	1,056	—	—	1,037
Purchase options	—	—	—	—	—	—
Written options	5,000	—	—	—	—	100

Total	268,733,330	59,272	3,115,774	55,651	12,103	3,150,149

	December 31, 2018
		Assets		Liabilities
	Nominal amount	For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Futures	—	—	—	—	—	—
Swaps	150,710,490	35,503	218,140	665	17,654	266,207
Purchase options	530,000	—	10,461	—	—	—
Written options	525,000	—	—	—	—	12,438
Currency:
Futures	320,213	—	—	—	—	—
Forwards	88,376,776	—	843,621	—	—	777,039
Swaps	67,179,195	—	761,907	33,089	—	773,701
Purchase options	1,933,454	—	17,544	—	—	—
Written options	3,134,774	—	—	—	—	20,747
Equity:
Futures	186,737	—	—	—	—	—
Swaps	441,573	—	31,377	—	—	1,217
Purchase options	4,925,315	—	143,029	—	—	—
Written options	6,145,935	—	—	—	—	239,512

Total	324,409,462	35,503	2,026,079	33,754	17,654	2,090,861

Details of nominal amounts of the hedging instrument
(3)	The nominal amounts of the hedging instrument as of December 31, 2018 are as follows (Unit: USD, SGD and Korean Won in millions):

	1 year or less	1 year to 5 years	More than 5 years	Total
Fair value hedge
Interest rate risk
Interest rate swap(USD)	—	1,350,000,000	1,300,000,000	2,650,000,000
Cash flow hedge
Interest rate risk
Interest rate swap(KRW)	—	100,000	—	100,000
Foreign currencies translation risk and interest rate risk
Currency swap(USD)	50,000,000	450,000,000	—	500,000,000
Foreign currencies translation risk
Currency swap(SGD)	—	204,000,000	—	204,000,000

Details of average interest rate and average currency rate of the hedging instrument
(4)	The average interest rate and average currency rate of the hedging instrument as of December 31, 2018 are as follows:

Average interest rate and average currency rate
Fair value hedge
Interest rate risk
Interest rate swaps(USD)	Fixed 3.96% receipt and Libor 3M+1.61% floating paid Fixed 5.88% receipt and Libor 6M+2.15% floating paid
Cash flow hedge
Interest rate risk
Interest rate swap(KRW)	KRW 3Y CMS+0.395% receipt, KRW 2.38% paid
Foreign currencies translation risk and interest rate risk
Currency swap(USD)	USD 3M Libor+0.7% receipt, KRW 1.74% paid, USD/KRW = 1,136 USD 1M Libor+0.517% receipt, KRW 1.70% paid, USD/KRW = 1,178
Foreign currencies translation risk
Currency swap(SGD)	SGD 1.91% receipt, KRW 1.98% paid, SGD/KRW = 828

Details of amounts related to items designated as heding instruments
(5)	The amounts related to items designated as hedging instruments as of December 31, 2018 are as follows (Unit: USD, SGD and Korean Won in millions):

	Nominal amounts of the hedging instrument	Carrying amounts of the hedging instrument		Line item in the statement of financial position where the hedging instrument is located	Changing in fair value used for calculating hedge ineffectiveness
		Assets	Liabilities
Fair value hedge
Interest rate risk
Interest rate swaps(USD)	2,650,000,000	35,503	17,654	Derivative assets (Designated for hedging) Derivative liabilities (Designated for hedging)	(27,362)
Cash flow hedge
Interest rate risk
Interest rate swap(KRW)	100,000	—	665	Derivative liabilities (Designated for hedging)	(665)
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	500,000,000	—	28,907	Derivative liabilities (Designated for hedging)	21,582
Foreign currencies translation risk
Currency swap (SGD)	204,000,000	—	4,182	Derivative liabilities (Designated for hedging)	2,353

Details of carrying amount to hedge and amount due to hedge accounting
(6)	Details of carrying amount to hedged and amount adjusted due to hedge accounting as of December 31, 2018 are as follows (Unit: Korean won in millions):

	Carrying amounts of the hedging item		Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item		Line item in the statement of financial position in which the hedged item is included	Changing in fair value used for calculating hedge ineffectiveness	Cash flow hedge reserve(*)
	Assets	Liabilities	Assets	Liabilities
Fair value hedge
Interest rate risk
Debenture	—	2,956,565	—	5,200	Debentures	25,498	—
Cash flow hedge
Interest rate risk
Debenture	—	99,911	—	—	Debentures	521	(371)
Foreign currencies translation risk and interest rate risk
Debenture	—	557,186	—	—	Debentures	(16,790)	(1,211)
Foreign currencies translation risk
Debenture	—	166,122	—	—	Debentures	(1,762)	(2,287)

(*)	After tax amount

Details of amounts recognized in profit or loss due to the ineffective portion of fair value hedges
(7)	Amounts recognized in profit or loss due to the ineffective portion of fair value hedges during the current period are as follows (Unit: Korean Won in millions):

		Hedge ineffectiveness recognized in profit or loss	Line item in the profit that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	(1,864)	Other net operating income

Details of reclassification of profit or loss from other comprehensive income and equity related to cash flow hedges
(8)	Reclassification of profit or loss from other comprehensive income and equity related to cash flow hedges is as follows (Unit: Korean Won in millions):

		Changes in the value of hedging instruments recognized in cash flow hedge reserve	Hedge ineffectiveness recognized in profit or loss	Changes in the value of foreign basis spread recognized in OCI	Line item in the profit or loss that includes hedge ineffectiveness	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss because of the reclassification
Cash flow hedge	Interest rate risk	(517)	(148)	—	Other net operating expense	—	Other net operating expense
	Foreign currencies translation risk and interest rate risk	21,429	153	(882)	Other net operating income (expense)	(23,084)	Other net operating expense
	Foreign currencies translation risk	2,353	—	(491)	Other net operating income	(3,601)	Other net operating expense